Segmented info (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segmented info
Revenue	$ 2,619,682	$ 41,431	$ 2,062
Other income	659	54	108
Finance income	886	90	10,188	$ 401
Finance expense	115,324	10,509	645,162	493,807
Depreciation and amortization	3,598,323	478	248,743	198,824
Reportable segment income (loss)	(11,657,674)	(8,131,197)	(2,300,571)	(1,394,641)
Reportable segment assets	38,996,777	8,046,003	4,274,817
Reportable segment liabilities	12,096,616	$ 10,247,425	9,306,760
Number of reportable segments | segment		3
2021 Audit
Segmented info
Finance income		$ 26,749
Finance expense		1,092,881
Depreciation and amortization		309,022
Reportable segments [member]
Segmented info
Revenue	2,619,682	41,431
Other income	12,055,378
Finance income	886	90
Finance expense	(115,324)	10,509
Depreciation and amortization	3,598,323	478
Reportable segment income (loss)	(11,657,674)	(8,131,197)
Loss before income tax expense	(11,657,674)	(8,131,197)
Reportable segment assets	38,996,777	8,046,003
Reportable segment liabilities	12,096,616	10,247,425
Reportable segments [member] | Operating segments [member]
Segmented info
Revenue	2,619,682	41,431
Reportable segment income (loss)	(8,235,449)	(2,473,703)
Reportable segment assets	71,256,989	34,237,881
Reportable segment liabilities	19,247,402	10,160,956
Reportable segments [member] | Elimination of intersegment amounts
Segmented info
Reportable segment assets	(32,260,212)	(26,191,878)
Reportable segment liabilities	(7,150,786)	86,469
Cultivation
Segmented info
Revenue	2,517,904
Other income	13,348,562
Finance income		26,659	10,187	399
Finance expense	(84,686)	1,082,372	645,162	493,807
Depreciation and amortization	3,507,013	308,544	248,743	198,824
Reportable segment income (loss)	3,974,069	(5,331,601)	(2,298,310)	(1,394,611)
Loss before income tax expense	3,974,069	(5,331,601)	(2,298,310)	(1,394,611)
Reportable segment assets	37,392,401	4,127,273	4,253,676
Reportable segment liabilities	6,961,243	3,020,370	9,305,736
Cultivation | 2021 Audit
Segmented info
Reportable segment income (loss)		(5,331,600)
Loss before income tax expense		(5,331,600)
Reportable segment assets		4,127,138
Reportable segment liabilities		3,020,730
Cultivation | Operating segments [member]
Segmented info
Revenue	2,517,904
Reportable segment income (loss)	7,396,294	325,893	(2,298,310)	(1,394,611)
Reportable segment assets	37,392,401	4,127,273
Reportable segment liabilities	16,032,790	10,602,945
Cultivation | Operating segments [member] | 2021 Audit
Segmented info
Reportable segment income (loss)		(5,331,600)
Reportable segment assets		4,127,138
Cultivation | Elimination of intersegment amounts
Segmented info
Reportable segment assets			4,253,676
Reportable segment liabilities	(9,071,547)	(7,582,575)	9,305,736
Distribution
Segmented info
Revenue	101,778	41,431	2,062
Other income	(3,532)	55
Finance income	886	90	1	2
Finance expense	(49)
Depreciation and amortization	2,546	478
Reportable segment income (loss)	(8,089,036)	(1,775,923)	(2,261)	(30)
Loss before income tax expense	(8,089,036)	(1,775,923)	(2,261)	(30)
Reportable segment assets	819,376	3,716,771	19,664
Reportable segment liabilities	1,146,980	323,129	1,024
Distribution | Operating segments [member]
Segmented info
Revenue	101,778	41,431	2,062
Reportable segment income (loss)	(8,089,036)	(1,775,923)	(2,261)	(30)
Reportable segment assets	19,950,376	4,082,801
Reportable segment liabilities	29,335,641	5,437,189
Distribution | Elimination of intersegment amounts
Segmented info
Reportable segment assets	(19,131,000)	(366,030)	19,664
Reportable segment liabilities	(28,188,661)	(5,114,060)	1,024
Corporate
Segmented info
Other income	(1,289,652)
Finance expense	(30,589)	10,509
Depreciation and amortization	88,764
Reportable segment income (loss)	(7,542,707)	(1,023,673)
Loss before income tax expense	(7,542,707)	(1,023,673)
Reportable segment assets	785,000	201,959
Reportable segment liabilities	3,988,393	6,903,926
Corporate | Rounding
Segmented info
Reportable segment assets		200,000
Corporate | 2021 Audit
Segmented info
Reportable segment income (loss)		(1,019,823)
Loss before income tax expense		(1,019,823)
Reportable segment assets		205,797
Reportable segment liabilities		6,899,644
Corporate | Operating segments [member]
Segmented info
Reportable segment income (loss)	(7,542,707)	(1,023,673)
Reportable segment assets	13,914,212	26,027,087
Reportable segment liabilities	(26,121,029)	(5,880,163)
Corporate | Operating segments [member] | 2021 Audit
Segmented info
Reportable segment income (loss)		(1,019,823)
Reportable segment assets		26,025,848
Reportable segment liabilities		6,899,644
Corporate | Elimination of intersegment amounts
Segmented info
Reportable segment assets	(13,129,212)	(25,825,848)
Reportable segment liabilities	30,109,422	12,784,089
Reportable segment
Segmented info
Revenue		41,431	2,062
Other income		55
Finance income		26,749	10,188	401
Finance expense		1,092,881	645,162	493,807
Depreciation and amortization		309,022	248,743	198,824
Reportable segment income (loss)		(8,127,347)	(2,300,571)	(1,394,641)
Loss before income tax expense		(8,127,347)	(2,300,571)	(1,394,641)
Reportable segment assets	38,996,777	8,046,003	4,273,340
Reportable segment liabilities	$ 12,096,616	10,247,425	9,306,760
Reportable segment | Rounding
Segmented info
Reportable segment liabilities		10,243,144
Reportable segment | 2021 Audit
Segmented info
Reportable segment assets		8,043,909
Reportable segment liabilities		10,243,143
Reportable segment | Operating segments [member]
Segmented info
Revenue		41,431	2,062
Reportable segment income (loss)		(8,127,347)	(2,300,571)	$ (1,394,641)
Reportable segment assets		34,235,787
Reportable segment liabilities		22,939,779
Reportable segment | Elimination of intersegment amounts
Segmented info
Reportable segment assets		(26,191,878)	4,273,340
Reportable segment liabilities		$ (12,696,635)	$ 9,306,760